Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio
July 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.12%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 3.022% (LIBOR01M + 2.85%) 11/25/29 •	82,778	$80,623
Series 2018-C02 2M2 2.372% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	86,663	82,972
Series 2018-C03 1M2 2.322% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	149,824	145,707
Series 2018-C05 1M2 2.522% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	107,424	103,724

Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	13,199	15,707
Fannie Mae REMICs Class DC, Series 2011-118 4.00% 11/25/41	164,390	176,496
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	54,227	57,263
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.422% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	244,244	244,704
Series 2017-DNA3 M2 2.672% (LIBOR01M + 2.50%) 3/25/30 •	500,000	495,580
Series 2018-HQA1 M2 2.472% (LIBOR01M + 2.30%) 9/25/30 •	147,907	140,755
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-130 YJ 2.50% 8/20/47	40,000	$43,924
Series 2018-34 TY 3.50% 3/20/48	45,000	49,222
Total Agency Collateralized Mortgage Obligations (cost $1,631,014)		1,636,677

Agency Commercial Mortgage-Backed Securities — 1.28%
FREMF Mortgage Trust
Series 2011-K11 B 144A 4.418% 12/25/48 #, •	730,000	735,059
Series 2011-K15 B 144A 4.961% 8/25/44 #, •	150,000	154,298
Series 2012-K22 B 144A 3.685% 8/25/45 #, •	60,000	62,610
Series 2013-K25 C 144A 3.619% 11/25/45 #, •	280,000	288,082
Series 2014-K717 B 144A 3.63% 11/25/47 #, •	90,000	91,792
Series 2014-K717 C 144A 3.63% 11/25/47 #, •	40,000	40,246
Series 2016-K53 B 144A 4.021% 3/25/49 #, •	15,000	16,505
Series 2016-K722 B 144A 3.843% 7/25/49 #, •	370,000	389,074
Series 2017-K71 B 144A 3.753% 11/25/50 #, •	80,000	88,558
Total Agency Commercial Mortgage-Backed Securities (cost $1,849,430)		1,866,224

Agency Mortgage-Backed Securities — 12.26%
Fannie Mae 3.00% 2/1/57	197,164	212,120
Fannie Mae FHAVA 4.50% 7/1/40	37,484	41,350
Fannie Mae S.F. 30 yr
3.00% 10/1/46	1,205,670	1,291,174
3.00% 4/1/47	152,257	161,838

NQ-164 [7/20] 9/20 (1326013)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 11/1/48	229,635	$243,170
3.00% 11/1/48	188,577	200,256
3.00% 10/1/49	361,704	383,024
3.00% 12/1/49	364,881	390,877
3.00% 1/1/50	379,314	401,672
3.00% 7/1/50	146,834	155,489
3.50% 7/1/47	477,284	516,921
3.50% 11/1/48	378,852	400,668
3.50% 12/1/49	1,609,491	1,736,394
3.50% 1/1/50	672,461	708,684
4.00% 10/1/48	539,313	597,161
4.50% 6/1/40	44,548	49,497
4.50% 2/1/41	131,539	146,376
4.50% 8/1/41	45,442	51,632
4.50% 5/1/46	336,162	373,780
4.50% 5/1/46	41,298	45,846
4.50% 4/1/48	998,299	1,110,606
4.50% 9/1/48	52,461	56,835
4.50% 1/1/49	852,182	952,066
4.50% 1/1/49	334,536	361,949
4.50% 11/1/49	348,679	374,519
4.50% 1/1/50	248,112	270,101
5.00% 1/1/40	469,642	540,147
5.00% 6/1/44	111,612	128,415
5.50% 5/1/44	1,756,693	2,050,531
5.50% 5/1/44	256,265	298,611
6.00% 6/1/41	325,902	384,557
6.00% 7/1/41	1,092,241	1,299,621
6.00% 1/1/42	268,192	315,918
Freddie Mac S.F. 30 yr
3.00% 11/1/49	216,652	229,422
3.00% 12/1/49	105,003	112,014
3.00% 1/1/50	183,297	196,413
4.50% 3/1/42	35,234	39,054
4.50% 8/1/49	420,258	464,011
5.50% 6/1/41	311,256	359,661

GNMA I S.F. 30 yr 3.00% 3/15/50	174,817	185,738
GNMA II S.F. 30 yr 5.50% 5/20/37	11,251	12,844
Total Agency Mortgage-Backed Securities (cost $17,128,318)		17,850,962

	Principal amount°	Value (US $)

Collateralized Debt Obligations — 1.94%
Apex Credit CLO 2017 Series 2017-1A A1 144A 1.734% (LIBOR03M + 1.47%) 4/24/29 #, •	290,881	$287,087
CFIP CLO Series 2017-1A A 144A 1.492% (LIBOR03M + 1.22%) 1/18/30 #, •	500,000	493,154
Man GLG US CLO Series 2018-1A A1R 144A 1.412% (LIBOR03M + 1.14%) 4/22/30 #, •	700,000	676,821
Mariner CLO 5 Series 2018-5A A 144A 1.355% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	400,000	392,601
Midocean Credit CLO IX Series 2018-9A A1 144A 1.422% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •	250,000	245,684
Midocean Credit CLO VIII Series 2018-8A A1 144A 1.527% (LIBOR03M + 1.15%) 2/20/31 #, •	250,000	246,029
Saranac CLO VII Class A1AR, Series 2014-2A 144A 1.607% (LIBOR03M + 1.23%) 11/20/29 #, •	247,995	242,975
Steele Creek CLO Series 2017-1A A 144A 1.525% (LIBOR03M + 1.25%) 10/15/30 #, •	250,000	244,314
Total Collateralized Debt Obligations (cost $2,889,129)		2,828,665

Corporate Bonds — 51.77%
Banking — 9.32%
Akbank T.A.S. 144A 6.80% 2/6/26 #	200,000	196,313
Ally Financial 5.75% 11/20/25	260,000	293,854
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	204,963
Banco del Estado de Chile 144A 2.704% 1/9/25 #	200,000	207,625

2    NQ-164 [7/20] 9/20 (1326013)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bangkok Bank 144A 3.733% 9/25/34 #, μ	200,000	$201,069
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	200,000	198,370
Bank of America
1.898% 7/23/31 μ	315,000	321,183
2.676% 6/19/41 μ	570,000	610,120

Bank of China 144A 5.00% 11/13/24 #	200,000	224,916
Bank of Montreal 1.85% 5/1/25	115,000	121,330
Bank of New York Mellon 4.70% μ, ψ	100,000	108,528
Barclays Bank 1.70% 5/12/22	200,000	204,020
BBVA Bancomer 144A 6.75% 9/30/22 #	167,000	180,596
BBVA USA
2.875% 6/29/22	250,000	258,369
3.875% 4/10/25	250,000	268,538

Citizens Financial Group 5.65% μ, ψ	115,000	122,188
Credit Suisse Group
144A 4.194% 4/1/31 #, μ	250,000	292,576
144A 6.25% #, μ, ψ	800,000	855,160
144A 7.25% #, μ, ψ	200,000	212,889
Fifth Third Bancorp
2.55% 5/5/27	117,000	127,414
3.65% 1/25/24	95,000	104,315
3.95% 3/14/28	108,000	128,658

Fifth Third Bank 3.85% 3/15/26	250,000	286,625
Goldman Sachs Group
2.60% 2/7/30	105,000	112,790
3.50% 4/1/25	60,000	66,543
JPMorgan Chase & Co.
2.522% 4/22/31 μ	130,000	140,522
3.109% 4/22/41 μ	70,000	79,646
3.109% 4/22/51 μ	110,000	125,295
4.023% 12/5/24 μ	305,000	337,560
4.60% μ, ψ	135,000	130,795
5.00% μ, ψ	230,000	231,645
Morgan Stanley
2.188% 4/28/26 μ	320,000	337,518
3.622% 4/1/31 μ	100,000	117,181
5.00% 11/24/25	580,000	691,502

Natwest Group 8.625% μ, ψ	500,000	523,505
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Northern Trust 1.95% 5/1/30	185,000	$196,993
PNC Financial Services Group 2.60% 7/23/26	475,000	526,657
Santander UK 144A 5.00% 11/7/23 #	180,000	198,112
Truist Bank 2.636% 9/17/29 μ	334,000	341,041
Truist Financial 4.95% μ, ψ	120,000	128,400
Turkiye Garanti Bankasi 144A 5.25% 9/13/22 #	200,000	197,846
UBS Group
144A 4.125% 9/24/25 #	225,000	258,672
6.875% μ, ψ	330,000	356,401
6.875% μ, ψ	400,000	407,028
7.125% μ, ψ	200,000	207,091
US Bancorp
1.45% 5/12/25	165,000	171,409
3.00% 7/30/29	225,000	251,273
3.10% 4/27/26	140,000	158,043
3.375% 2/5/24	235,000	257,733
3.60% 9/11/24	40,000	44,707
3.95% 11/17/25	495,000	577,483

US Bank 3.40% 7/24/23	250,000	272,368
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •	105,000	91,692
Wells Fargo & Co. 3.068% 4/30/41 μ	85,000	93,214
Woori Bank 144A 4.75% 4/30/24 #	200,000	220,389
		13,580,673
Basic Industry — 3.69%
Avient 144A 5.75% 5/15/25 #	200,000	217,348
BHP Billiton Finance USA 144A 6.25% 10/19/75 #, μ	400,000	403,166
Chemours 7.00% 5/15/25	132,000	134,442
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	269,000	289,596
First Quantum Minerals 144A 7.25% 4/1/23 #	200,000	201,195

NQ-164 [7/20] 9/20 (1326013)    3

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Freeport-McMoRan
4.125% 3/1/28	85,000	$89,555
4.25% 3/1/30	47,000	49,150
4.625% 8/1/30	95,000	101,828
5.45% 3/15/43	140,000	156,024
Georgia-Pacific
144A 1.75% 9/30/25 #	100,000	105,018
144A 2.10% 4/30/27 #	80,000	85,072
144A 2.30% 4/30/30 #	175,000	189,390
8.00% 1/15/24	310,000	387,613

Hudbay Minerals 144A 7.625% 1/15/25 #	155,000	157,238
Israel Chemicals 6.375% 5/31/38	145,000	177,736
LYB International Finance III 2.875% 5/1/25	329,000	355,944
Methanex 5.25% 12/15/29	320,000	310,264
Minera Mexico 144A 4.50% 1/26/50 #	200,000	218,516
Newmont
2.25% 10/1/30	235,000	248,236
2.80% 10/1/29	330,000	363,454

Nutrien 2.95% 5/13/30	120,000	132,194
OCP 144A 4.50% 10/22/25 #	200,000	209,508
Olin
5.00% 2/1/30	230,000	216,732
5.625% 8/1/29	90,000	86,522

Sasol Financing USA 5.875% 3/27/24	200,000	188,000
Vale Overseas 3.75% 7/8/30	145,000	155,798
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	200,000	141,500
		5,371,039
Brokerage — 0.44%
Charles Schwab 5.375% μ, ψ	265,000	290,838
Jefferies Group
4.15% 1/23/30	100,000	112,875
6.45% 6/8/27	30,000	36,173
6.50% 1/20/43	160,000	203,674
		643,560
Capital Goods — 3.71%
Amphenol 2.05% 3/1/25	65,000	68,800
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Ashtead Capital 144A 5.25% 8/1/26 #	230,000	$244,375
Boise Cascade 144A 4.875% 7/1/30 #	210,000	223,650
Caterpillar
2.60% 4/9/30	265,000	296,710
3.25% 4/9/50	130,000	157,309

Cemex 144A 7.375% 6/5/27 #	200,000	213,722
General Dynamics
3.25% 4/1/25	160,000	178,982
4.25% 4/1/40	165,000	219,796
4.25% 4/1/50	95,000	132,165
General Electric
3.45% 5/1/27	85,000	89,415
3.625% 5/1/30	145,000	147,045
4.35% 5/1/50	250,000	259,612
L3Harris Technologies
2.90% 12/15/29	265,000	295,118
3.85% 6/15/23	80,000	87,196

Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	315,000	321,628
Otis Worldwide
144A 2.056% 4/5/25 #	95,000	100,719
144A 2.565% 2/15/30 #	495,000	538,566
144A 3.112% 2/15/40 #	128,000	143,234
144A 3.362% 2/15/50 #	22,000	25,786
Roper Technologies
2.35% 9/15/24	135,000	143,936
2.95% 9/15/29	325,000	364,264

Standard Industries 144A 5.00% 2/15/27 #	400,000	428,322
TransDigm 144A 6.25% 3/15/26 #	228,000	240,826
United Rentals North America
3.875% 2/15/31	84,000	84,000
4.00% 7/15/30	45,000	46,631

Waste Management 4.15% 7/15/49	96,000	127,843
WESCO Distribution 144A 7.25% 6/15/28 #	200,000	218,781
		5,398,431

4    NQ-164 [7/20] 9/20 (1326013)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 8.63%
Altice Financing 144A 5.00% 1/15/28 #	200,000	$205,573
Altice France Holding 144A 10.50% 5/15/27 #	200,000	229,625
AMC Networks 4.75% 8/1/25	203,000	208,401
AT&T
2.30% 6/1/27	90,000	95,464
3.10% 2/1/43	85,000	87,417
3.50% 6/1/41	103,000	112,181
3.65% 6/1/51	50,000	54,798
4.35% 3/1/29	85,000	101,638
4.90% 8/15/37	135,000	169,819
Charter Communications Operating
2.80% 4/1/31	65,000	68,373
3.70% 4/1/51	115,000	122,148
4.464% 7/23/22	385,000	410,351
4.80% 3/1/50	155,000	187,293
5.05% 3/30/29	220,000	267,674

Clear Channel Worldwide Holdings 9.25% 2/15/24	65,000	59,161
Comcast
3.20% 7/15/36	195,000	227,679
3.70% 4/15/24	305,000	339,648
3.75% 4/1/40	45,000	56,271

Connect Finco 144A 6.75% 10/1/26 #	200,000	205,390
Crown Castle International
3.80% 2/15/28	305,000	355,695
4.30% 2/15/29	505,000	606,833
5.25% 1/15/23	275,000	305,831
CSC Holdings
144A 5.50% 4/15/27 #	200,000	214,700
5.875% 9/15/22	68,000	73,081
Discovery Communications
4.125% 5/15/29	305,000	352,250
5.20% 9/20/47	455,000	581,362

HTA Group 144A 7.00% 12/18/25 #	200,000	207,346
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	200,000	204,500
Netflix 144A 3.625% 6/15/25 #	215,000	228,438
Sirius XM Radio 144A 4.625% 7/15/24 #	192,000	202,416
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Sprint Spectrum 144A 4.738% 9/20/29 #	220,000	$240,052
Terrier Media Buyer 144A 8.875% 12/15/27 #	279,000	286,498
Time Warner Cable 7.30% 7/1/38	360,000	524,350
Time Warner Entertainment 8.375% 3/15/23	185,000	219,328
T-Mobile USA
144A 1.50% 2/15/26 #	85,000	86,218
144A 3.50% 4/15/25 #	100,000	110,581
144A 3.75% 4/15/27 #	155,000	176,268
144A 3.875% 4/15/30 #	380,000	435,453
144A 4.375% 4/15/40 #	70,000	85,767

Turk Telekomunikasyon 144A 6.875% 2/28/25 #	200,000	208,800
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	200,000	196,298
Verizon Communications
3.15% 3/22/30	50,000	57,510
4.00% 3/22/50	35,000	47,315
4.50% 8/10/33	1,180,000	1,546,564
ViacomCBS
4.375% 3/15/43	305,000	338,872
4.95% 1/15/31	270,000	326,778
Vodafone Group
4.25% 9/17/50	200,000	247,822
4.875% 6/19/49	480,000	635,546

Weibo 3.375% 7/8/30	230,000	241,930
Zayo Group Holdings 144A 6.125% 3/1/28 #	20,000	20,659
		12,573,965
Consumer Cyclical — 3.46%
Allison Transmission 144A 5.875% 6/1/29 #	240,000	265,472
Amazon.com
1.20% 6/3/27	65,000	67,023
1.50% 6/3/30	105,000	109,009
2.50% 6/3/50	155,000	169,680

Boyd Gaming 144A 4.75% 12/1/27 #	180,000	173,414
Colt Merger Sub 144A 6.25% 7/1/25 #	170,000	178,220

NQ-164 [7/20] 9/20 (1326013)    5

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Costco Wholesale
1.60% 4/20/30	145,000	$150,124
1.75% 4/20/32	60,000	62,964

Ford Motor Credit 4.542% 8/1/26	490,000	505,312
Future Retail 144A 5.60% 1/22/25 #	200,000	130,545
General Motors
5.00% 10/1/28	116,000	131,412
5.40% 10/2/23	75,000	82,761
6.125% 10/1/25	75,000	87,534
General Motors Financial
5.20% 3/20/23	140,000	152,392
5.25% 3/1/26	159,000	180,011
Home Depot
2.70% 4/15/30	85,000	96,278
3.35% 4/15/50	75,000	91,773

Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	436,052
Lowe's
4.55% 4/5/49	383,000	514,744
5.125% 4/15/50	200,000	290,125

MGM Resorts International 5.75% 6/15/25	140,000	144,986
Murphy Oil USA 5.625% 5/1/27	250,000	265,890
Sands China 144A 3.80% 1/8/26 #	200,000	209,100
Scientific Games International 144A 8.25% 3/15/26 #	237,000	237,781
TJX
3.875% 4/15/30	100,000	120,808
4.50% 4/15/50	55,000	75,791

VF 2.40% 4/23/25	110,000	117,081
		5,046,282
Consumer Non-Cyclical — 5.06%
AbbVie
144A 2.95% 11/21/26 #	260,000	287,186
144A 4.05% 11/21/39 #	346,000	424,361

Amgen 2.20% 2/21/27	60,000	64,117
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	205,000	$233,478
4.15% 1/23/25	280,000	320,116

Aramark Services 144A 5.00% 2/1/28 #	140,000	141,105
Bausch Health
144A 5.50% 11/1/25 #	164,000	170,348
144A 6.25% 2/15/29 #	224,000	238,300
Biogen
2.25% 5/1/30	195,000	204,643
3.15% 5/1/50	255,000	270,040

Bristol-Myers Squibb 2.90% 7/26/24	360,000	392,469
Cigna
2.40% 3/15/30	75,000	79,915
3.20% 3/15/40	70,000	78,563
4.125% 11/15/25	225,000	260,788
Coca-Cola
1.45% 6/1/27	45,000	46,899
2.50% 6/1/40	50,000	54,301
CVS Health
3.75% 4/1/30	85,000	99,909
4.30% 3/25/28	680,000	808,352
4.78% 3/25/38	120,000	154,439
Encompass Health
4.50% 2/1/28	95,000	99,436
4.75% 2/1/30	68,000	71,965

Gilead Sciences 4.15% 3/1/47	370,000	509,097
JBS Investments II 144A 7.00% 1/15/26 #	200,000	215,455
Kroger 2.20% 5/1/30	75,000	80,397
MHP 144A 6.95% 4/3/26 #	200,000	203,198
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	175,799
Pfizer 2.55% 5/28/40	90,000	99,841
Pilgrim's Pride 144A 5.875% 9/30/27 #	157,000	166,224
Post Holdings 144A 4.625% 4/15/30 #	58,000	61,118
Stryker 1.95% 6/15/30	135,000	140,481
Takeda Pharmaceutical
3.025% 7/9/40	200,000	218,194
3.175% 7/9/50	200,000	220,065

Tenet Healthcare 5.125% 5/1/25	236,000	243,073

6    NQ-164 [7/20] 9/20 (1326013)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Upjohn
144A 1.65% 6/22/25 #	35,000	$36,035
144A 2.30% 6/22/27 #	30,000	31,626
144A 2.70% 6/22/30 #	120,000	128,263
144A 4.00% 6/22/50 #	50,000	57,240

US Foods 144A 6.25% 4/15/25 #	264,000	283,492
		7,370,328
Electric — 4.33%
Calpine
144A 4.50% 2/15/28 #	55,000	56,880
144A 5.00% 2/1/31 #	145,000	148,970
144A 5.125% 3/15/28 #	55,000	57,209
144A 5.25% 6/1/26 #	40,000	41,716
CenterPoint Energy
3.85% 2/1/24	180,000	198,260
4.25% 11/1/28	291,000	347,042

Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	199,190
Comision Federal de Electricidad 144A 4.75% 2/23/27 #	200,000	212,462
Duke Energy 4.875% μ, ψ	345,000	356,676
Entergy Arkansas 4.20% 4/1/49	155,000	216,161
Entergy Mississippi 3.85% 6/1/49	330,000	426,117
Entergy Texas 3.55% 9/30/49	130,000	157,297
Evergy Kansas Central 3.45% 4/15/50	180,000	221,732
FirstEnergy Transmission 144A 4.55% 4/1/49 #	140,000	168,139
Israel Electric 144A 5.00% 11/12/24 #	200,000	225,629
Kallpa Generacion 144A 4.125% 8/16/27 #	200,000	205,900
Louisville Gas and Electric 4.25% 4/1/49	280,000	374,789
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	250,000	252,635
National Rural Utilities Cooperative Finance 5.25% 4/20/46 μ	2,000	2,162
NV Energy 6.25% 11/15/20	75,000	76,122
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Pacific Gas and Electric
2.10% 8/1/27	55,000	$54,965
2.50% 2/1/31	80,000	80,505
3.30% 8/1/40	35,000	35,803
PacifiCorp
2.70% 9/15/30	30,000	34,110
3.30% 3/15/51	45,000	55,566

PG&E 5.25% 7/1/30	285,000	296,756
ReNew Power 144A 5.875% 3/5/27 #	200,000	200,676
Southern California Edison
3.65% 2/1/50	165,000	189,304
4.00% 4/1/47	105,000	125,076
4.875% 3/1/49	455,000	603,014

Southwestern Electric Power 4.10% 9/15/28	295,000	349,284
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	85,000	93,233
Vistra Operations 144A 5.50% 9/1/26 #	229,000	241,595
		6,304,975
Energy — 6.20%
AES Andres 144A 7.95% 5/11/26 #	200,000	206,750
BP Capital Markets 4.875% μ, ψ	305,000	327,875
Chevron 2.236% 5/11/30	100,000	108,252
Ecopetrol 6.875% 4/29/30	120,000	144,794
Energy Transfer Operating
5.25% 4/15/29	220,000	239,104
6.25% 4/15/49	420,000	453,543

Equinor 1.75% 1/22/26	70,000	73,166
Geopark 144A 6.50% 9/21/24 #	200,000	189,000
Grupo Energia Bogota 144A 4.875% 5/15/30 #	200,000	218,500
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	200,000	197,359
Lukoil Securities 144A 3.875% 5/6/30 #	200,000	212,307
Marathon Oil 4.40% 7/15/27	575,000	584,604

NQ-164 [7/20] 9/20 (1326013)    7

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
MPLX
4.00% 3/15/28	60,000	$65,364
4.125% 3/1/27	370,000	404,561
5.50% 2/15/49	600,000	719,792

Murphy Oil 5.875% 12/1/27	210,000	193,397
NiSource 5.65% μ, ψ	200,000	195,098
Noble Energy
3.25% 10/15/29	360,000	405,562
3.90% 11/15/24	200,000	222,940
4.20% 10/15/49	125,000	158,373
4.95% 8/15/47	180,000	245,629
5.05% 11/15/44	75,000	100,289

ONEOK 7.50% 9/1/23	505,000	579,427
Petrobras Global Finance 5.60% 1/3/31	110,000	115,596
Petroleos Mexicanos 6.75% 9/21/47	60,000	48,857
PTTEP Treasury Center 144A 2.587% 6/10/27 #	200,000	207,976
Sabine Pass Liquefaction
5.625% 3/1/25	315,000	365,724
5.75% 5/15/24	359,000	409,148

Saudi Arabian Oil 144A 4.25% 4/16/39 #	220,000	265,161
Schlumberger Holdings 144A 4.30% 5/1/29 #	210,000	239,844
Sempra Energy 4.875% μ, ψ	115,000	119,347
Southwestern Energy 7.75% 10/1/27	255,000	240,414
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	202,019
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	200,000	211,523
Transocean Proteus 144A 6.25% 12/1/24 #	162,500	154,375
Ultrapar International 144A 5.25% 6/6/29 #	200,000	201,757
		9,027,427
Finance Companies — 0.54%
AerCap Ireland Capital DAC 3.65% 7/21/27	340,000	312,315
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
3.00% 2/1/30	200,000	$189,073
3.375% 7/1/25	70,000	71,265

GE Capital Funding 144A 3.45% 5/15/25 #	200,000	211,084
		783,737
Insurance — 0.70%
American International Group 3.40% 6/30/30	155,000	173,355
Aon 2.80% 5/15/30	15,000	16,564
AssuredPartners 144A 7.00% 8/15/25 #	87,000	88,576
Brighthouse Financial 5.625% 5/15/30	90,000	103,103
HUB International 144A 7.00% 5/1/26 #	150,000	157,276
MetLife 6.40% 12/15/36	5,000	6,210
Prudential Financial 5.375% 5/15/45 μ	265,000	285,017
USI 144A 6.875% 5/1/25 #	190,000	195,342
		1,025,443
REITs — 0.60%
American Tower Trust #1 144A 3.07% 3/15/23 #	120,000	123,553
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	200,000	180,100
Corporate Office Properties 5.25% 2/15/24	39,000	42,356
CubeSmart 3.00% 2/15/30	110,000	120,183
Goodman HK Finance 4.375% 6/19/24	200,000	216,912
Kaisa Group Holdings 9.375% 6/30/24	200,000	184,221
		867,325
Technology — 2.62%
Baidu 3.875% 9/29/23	200,000	215,031
Broadcom
144A 3.15% 11/15/25 #	90,000	97,157
144A 4.15% 11/15/30 #	200,000	225,071
144A 5.00% 4/15/30 #	120,000	142,880

CDK Global 5.875% 6/15/26	77,000	82,465

8    NQ-164 [7/20] 9/20 (1326013)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

CommScope Technologies 144A 5.00% 3/15/27 #	130,000	$125,911
Equinix 5.375% 5/15/27	280,000	308,743
Fiserv 2.65% 6/1/30	125,000	137,045
Global Payments
2.65% 2/15/25	470,000	503,969
2.90% 5/15/30	150,000	164,643
3.20% 8/15/29	340,000	380,364

International Business Machines 1.95% 5/15/30	115,000	120,494
Iron Mountain 144A 5.25% 7/15/30 #	215,000	225,884
Microchip Technology 144A 4.25% 9/1/25 #	100,000	105,275
NXP
144A 2.70% 5/1/25 #	20,000	21,451
144A 3.40% 5/1/30 #	35,000	38,727
144A 4.125% 6/1/21 #	435,000	447,054
144A 4.30% 6/18/29 #	27,000	31,527
144A 4.875% 3/1/24 #	300,000	337,625

Xilinx 2.375% 6/1/30	90,000	97,683
		3,808,999
Transportation — 1.91%
Aeropuertos Argentina 2000 144A PIK 9.375% 2/1/27 #, >	176,826	130,409
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	200,000	138,000
Autoridad del Canal de Panama 144A 4.95% 7/29/35 #	200,000	233,609
Delta Air Lines 144A 7.00% 5/1/25 #	685,000	732,833
FedEx 4.05% 2/15/48	270,000	308,323
Mileage Plus Holdings 144A 6.50% 6/20/27 #	350,000	363,125
Rumo Luxembourg 144A 5.25% 1/10/28 #	200,000	208,060
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	138,750
Southwest Airlines
5.125% 6/15/27	210,000	220,648
5.25% 5/4/25	110,000	117,931

Union Pacific 3.25% 2/5/50	165,000	194,364
		2,786,052
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities — 0.56%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	$206,731
Essential Utilities
2.704% 4/15/30	75,000	82,080
3.351% 4/15/50	75,000	88,131

KazTransGas JSC 144A 4.375% 9/26/27 #	400,000	436,564
		813,506
Total Corporate Bonds (cost $69,891,575)		75,401,742

Municipal Bonds — 0.12%
California State (Build America Bonds) 7.55% 4/1/39	75,000	136,513
South Carolina Public Service Authority Series D 4.77% 12/1/45	30,000	39,367
Total Municipal Bonds (cost $144,760)		175,880

Non-Agency Asset-Backed Securities — 2.34%
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.141% 11/25/36 •	245,315	253,464
Ford Credit Auto Lease Trust Series 2019-B A2A 2.28% 2/15/22	472,562	475,096
Ford Credit Auto Owner Trust Series 2018-1 A 144A 3.19% 7/15/31 #	160,000	171,284
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	44,250	40,567
Hyundai Auto Lease Securitization Trust Series 2020-A A2 144A 1.90% 5/16/22 #	300,000	302,392
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	75,399	75,757
Series 2020-A A2 1.82% 3/15/22	98,239	98,786

NQ-164 [7/20] 9/20 (1326013)    9

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 0.515% (LIBOR01M + 0.34%) 5/15/23 #, •	100,000	$99,992
Series 2019-AA A 144A 0.525% (LIBOR01M + 0.35%) 5/15/23 #, •	530,000	530,119

Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 0.802% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #, •	55,000	54,979
Nissan Master Owner Trust Receivables Series 2017-C A 0.495% (LIBOR01M + 0.32%) 10/17/22 •	265,000	264,938
PFS Financing Series 2018-E A 144A 0.625% (LIBOR01M + 0.45%) 10/17/22 #, •	505,000	502,711
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, •	20,071	20,206
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	28,931	29,366
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	43,273	44,469
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	43,904	44,813
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	61,915	64,108

Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 0.675% (LIBOR01M + 0.50%) 11/15/22 #, •	255,000	255,219
Wendy's Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	78,000	80,981
Total Non-Agency Asset-Backed Securities (cost $3,364,646)		3,409,247

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 2.75%
Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 144A 3.50% 7/25/49 #, •	143,025	$146,953
Connecticut Avenue Securities Trust Series 2019-R01 2M2 144A 2.622% (LIBOR01M + 2.45%) 7/25/31 #, •	88,846	87,344
Flagstar Mortgage Trust Series 2018-5 A7 144A 4.00% 9/25/48 #, •	17,745	17,872
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2019-HQA4 M2 144A 2.222% (LIBOR01M + 2.05%) 11/25/49 #, •	470,414	460,416
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #, •	29,399	29,683
GS Mortgage-Backed Securities Trust Series 2020-PJ1 A1 144A 3.50% 5/25/50 #, •	167,734	170,713
Holmes Master Issuer Series 2018-2A A2 144A 0.695% (LIBOR03M + 0.42%) 10/15/54 #, •	93,581	93,409
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.399% 6/25/29 #, •	47,506	47,511
Series 2014-2 B2 144A 3.399% 6/25/29 #, •	47,506	47,486
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #, •	90,670	91,822
Series 2015-4 B1 144A 3.616% 6/25/45 #, •	87,758	89,202
Series 2015-4 B2 144A 3.616% 6/25/45 #, •	87,758	88,872
Series 2015-5 B2 144A 2.681% 5/25/45 #, •	92,483	93,920
Series 2015-6 B1 144A 3.587% 10/25/45 #, •	86,315	87,822

10    NQ-164 [7/20] 9/20 (1326013)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-6 B2 144A 3.587% 10/25/45 #, •	86,315	$87,345
Series 2016-4 B1 144A 3.876% 10/25/46 #, •	90,549	94,508
Series 2016-4 B2 144A 3.876% 10/25/46 #, •	90,549	92,920
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	30,557	31,342
Series 2019-LTV3 A3 144A 3.50% 3/25/50 #, •	185,356	189,982
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	105,762	108,526
Series 2020-5 A3 144A 3.00% 12/25/50 #, =, •	500,000	517,450

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	71,382	76,254
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #, •	15,300	15,783
Series 2015-1 B2 144A 3.871% 1/25/45 #, •	34,899	35,349
Series 2015-2 B2 144A 144A 3.736% 5/25/45 #, •	311,427	317,224
Series 2017-4 A1 144A 3.50% 7/25/47 #, •	46,248	47,601
Series 2017-5 B1 144A 144A 3.832% 8/25/47 #, •	236,693	244,697
Series 2019-CH1 A1 144A 144A 4.50% 3/25/49 #, •	78,386	81,235

Wells Fargo Mortgage Backed Securities Trust Series 2020-3 A1 144A 3.00% 6/25/50 #, =, •	500,000	516,405
Total Non-Agency Collateralized Mortgage Obligations (cost $3,970,931)		4,009,646

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 6.68%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	225,000	$252,436
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	98,924
Series 2017-BNK7 A5 3.435% 9/15/60	190,000	214,371
Series 2019-BN20 A3 3.011% 9/15/62	205,000	229,589
Series 2019-BN21 A5 2.851% 10/17/52	200,000	221,565
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	400,000	460,122
Series 2018-B3 A5 4.025% 4/10/51	130,000	153,073

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	200,000	209,535
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	100,000	110,776
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.389% 12/10/54	185,000	207,973
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	120,000	130,618
Series 2016-P3 A4 3.329% 4/15/49	308,000	338,011
Series 2017-C4 A4 3.471% 10/12/50	120,000	135,608
Series 2019-C7 A4 3.102% 12/15/72	280,000	315,951
Series 2020-555 A 144A 2.647% 12/10/41 #	100,000	104,205

NQ-164 [7/20] 9/20 (1326013)    11

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Class A, Series 2015-3BP 144A 144A 3.178% 2/10/35 #	130,000	$138,998
Class A4, Series 2015-CR23 3.497% 5/10/48	115,000	126,247
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	105,000	107,940
Series 2013-WWP A2 144A 3.424% 3/10/31 #	100,000	106,133
Series 2014-CR19 A5 3.796% 8/10/47	80,000	87,630
Series 2014-CR20 AM 3.938% 11/10/47	350,000	382,103
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	165,000	181,535
Series 2016-C1 B 4.195% 5/10/49 •	25,000	26,020
Series 2016-C3 A5 2.89% 8/10/49	140,000	151,846

GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	250,000	251,190
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #, •	100,000	87,463
Series 2015-GC32 A4 3.764% 7/10/48	75,000	83,583
Series 2017-GS5 A4 3.674% 3/10/50	175,000	196,033
Series 2017-GS6 A3 3.433% 5/10/50	115,000	128,713
Series 2018-GS9 A4 3.992% 3/10/51 •	130,000	149,090
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	134,293
Series 2019-GC39 A4 3.567% 5/10/52	70,000	80,616
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2019-GC42 A4 3.001% 9/1/52	345,000	$385,899
Series 2020-GC47 A5 2.377% 5/12/53	1,095,000	1,167,064

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	255,000	285,908
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	327,466
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	150,000	145,770
Series 2015-JP1 A5 3.914% 1/15/49	170,000	191,986
Series 2016-JP2 AS 3.056% 8/15/49	180,000	189,318
Series 2016-WIKI A 144A 2.798% 10/5/31 #	105,000	103,975
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	83,530

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	39,393	22,707
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	100,000	108,080
Series 2015-C26 A5 3.531% 10/15/48	120,000	131,811
Series 2016-C29 A4 3.325% 5/15/49	95,000	104,168

12    NQ-164 [7/20] 9/20 (1326013)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 •	62,003	$61,118
UBS Commercial Mortgage Trust Series 2018-C9 A4 4.117% 3/15/51 •	225,000	259,102
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	150,000	149,682
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	80,000	88,691
Series 2016-BNK1 A3 2.652% 8/15/49	155,000	163,700
Series 2017-C38 A5 3.453% 7/15/50	140,000	157,385
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,210,570)		9,729,550

Loan Agreements — 4.82%
American Airlines Tranche B 2.175% (LIBOR01M + 2.00%) 12/14/23 •	86,878	66,224
Applied Systems 1st Lien TBD 9/19/24 X	91,000	90,409
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	150,000	151,650
Aramark Services Tranche B-3 1.911% (LIBOR01M + 1.75%) 3/11/25 •	69,950	66,868
AthenaHealth Tranche B 1st Lien 4.818% (LIBOR03M + 4.50%) 2/11/26 •	83,937	82,941
Bausch Health 3.176% (LIBOR01M + 3.00%) 6/2/25 •	79,366	78,225
Berry Global Tranche W 2.188% (LIBOR01M + 2.00%) 10/1/22 •	100,000	98,500
	Principal amount°	Value (US $)

Loan Agreements (continued)
Berry Global Tranche Y 2.188% (LIBOR01M + 2.00%) 7/1/26 •	99,000	$96,401
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	39,332	35,858
Buckeye Partners 2.921% (LIBOR01M + 2.75%) 11/1/26 •	92,815	90,998
BY CROWN PARENT Tranche B TBD 1/31/26 X	110,000	109,725
Caesars Resort Collection Tranche B-1 4.715% (LIBOR01M + 4.50%) 7/21/25 •	65,000	62,860
Calpine
2.42% (LIBOR01M + 2.25%) 1/15/24 •	39,398	38,671
2.42% (LIBOR01M + 2.25%) 4/5/26 •	49,500	48,510

Carnival TBD 8.50% 6/30/25 •	50,000	49,250
Charter Communications Operating Tranche B-2 1.92% (LIBOR01M + 1.75%) 2/1/27 •	102,278	99,986
Chemours Tranche B-2 1.92% (LIBOR01M + 1.75%) 4/3/25 •	140,171	133,922
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	98,728	91,735
Core & Main 3.75% (LIBOR06M + 2.75%) 8/1/24 •	141,366	137,832
CSC Holdings 2.675% (LIBOR01M + 2.50%) 4/15/27 •	63,867	62,163
DaVita Tranche B-1 1.911% (LIBOR01M + 1.75%) 8/12/26 •	124,064	122,048
Edgewater Generation 3.911% (LIBOR01M + 3.75%) 12/15/25 •	24,775	24,034
Ensemble RCM 5.513% (LIBOR03M + 3.75%) 8/1/26 •	74,437	74,283
Epicor Software 1st Lien TBD 7/30/27 X	135,000	135,145

NQ-164 [7/20] 9/20 (1326013)    13

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

ESH Hospitality 2.161% (LIBOR01M + 2.00%) 9/18/26 •	95,647	$92,539
Frontier Communications Tranche B-1 5.352% (LIBOR03M + 3.75%) 6/17/24 •	1,136,079	1,123,299
Gardner Denver Tranche B-1 1.911% (LIBOR01M + 1.75%) 3/1/27 •	72,176	69,477
Gray Television Tranche B-2 2.421% (LIBOR01M + 2.25%) 2/7/24 •	107,721	105,311
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	145,000	144,674
HCA Tranche B-12 1.911% (LIBOR01M + 1.75%) 3/13/25 •	226,530	223,925
Hilton Worldwide Finance Tranche B-2 1.922% (LIBOR01M + 1.75%) 6/22/26 •	35,550	34,299
Ineos US Finance 2.214% (LIBOR02M + 2.00%) 4/1/24 •	98,545	94,890
Informatica 3.411% (LIBOR01M + 3.25%) 2/25/27 •	141,805	144,109
Informatica 2nd Lien TBD 2/14/25 X	111,000	108,676
IQVIA Tranche B-3 2.058% (LIBOR03M + 1.75%) 6/11/25 •	142,100	139,761
Iron Mountain Information Management Tranche B 1.911% (LIBOR01M + 1.75%) 1/2/26 •	120,327	116,115
JBS USA LUX 3.072% (LIBOR06M + 2.00%) 5/1/26 •	24,688	23,967
Microchip Technology 2.17% (LIBOR01M + 2.00%) 5/29/25 •	133,689	132,419
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/25/27 •	50,000	50,024
Numericable US Tranche B-11 2.929% (LIBOR01M + 2.75%) 7/31/25 •	66,370	64,014
	Principal amount°	Value (US $)

Loan Agreements (continued)

Numericable US Tranche B-13 4.175% (LIBOR01M + 4.00%) 8/14/26 •	34,388	$33,783
ON Semiconductor Tranche B-4 2.178% (LIBOR01M + 2.00%) 9/16/26 •	74,348	73,269
Penn National Gaming Tranche B-1 3.00% (LIBOR03M + 2.25%) 10/15/25 •	122,567	117,185
PG&E 5.50% (LIBOR03M + 4.50%) 6/23/25 •	150,000	148,875
PQ Tranche B 2.511% (LIBOR03M + 2.25%) 2/8/27 •	136,359	132,939
Prestige Brands Tranche B-4 2.161% (LIBOR01M + 2.00%) 1/26/24 •	75,815	74,978
Ryan Specialty Group TBD 7/23/27 X	60,000	59,794
Scientific Games International Tranche B-5 3.473% (LIBOR01M + 2.75%) 8/14/24 •	187,712	171,589
Sinclair Television Group Tranche B 2.42% (LIBOR01M + 2.25%) 1/3/24 •	143,996	140,666
SS&C Technologies Tranche B-3 1.911% (LIBOR01M + 1.75%) 4/16/25 •	55,708	54,106
SS&C Technologies Tranche B-4 1.911% (LIBOR01M + 1.75%) 4/16/25 •	39,139	38,014
Terrier Media Buyer 4.411% (LIBOR01M + 4.25%) 12/17/26 •	51,740	50,479
T-Mobile USA 3.161% (LIBOR01M + 3.00%) 4/1/27 •	65,000	65,306
Transdigm Tranche F 2.411% (LIBOR01M + 2.25%) 12/9/25 •	127,675	119,749
Ultimate Software Group 4.75% (LIBOR03M + 4.00%) 5/4/26 •	370,000	370,780
Ultimate Software Group 1st Lien 3.911% (LIBOR01M + 3.75%) 5/4/26 •	218,067	216,527

14    NQ-164 [7/20] 9/20 (1326013)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

US Foods Tranche B 3.072% (LIBOR01M + 2.00%) 9/13/26 •	119,100	$113,178
Vertical Midco Tranche B TBD 6/30/27 X	125,000	123,486
Vistra Operations 1.915% (LIBOR01M + 1.75%) 12/31/25 •	214,282	192,854
Total Loan Agreements (cost $7,083,621)		7,013,294

Sovereign BondsΔ — 3.23%
Argentina — 0.08%
Argentine Republic Government International Bond
5.625% 1/26/22	258,000	114,814
		114,814
Brazil — 0.14%
Brazilian Government International Bond
4.75% 1/14/50	200,000	207,375
		207,375
Egypt — 0.29%
Egypt Government International Bond
144A 5.75% 5/29/24 #	225,000	227,286
144A 8.70% 3/1/49 #	200,000	198,704
		425,990
El Salvador — 0.10%
El Salvador Government International Bond
144A 7.125% 1/20/50 #	175,000	146,169
		146,169
Honduras — 0.15%
Honduras Government International Bond
144A 5.625% 6/24/30 #	200,000	211,500
		211,500
Ivory Coast — 0.13%
Ivory Coast Government International Bond
144A 6.125% 6/15/33 #	200,000	195,906
		195,906
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Jordan — 0.14%
Jordan Government International Bond
144A 4.95% 7/7/25 #	200,000	$200,170
		200,170
Panama — 0.20%
Panama Government International Bond
3.75% 3/16/25	261,000	288,704
		288,704
Paraguay — 0.16%
Paraguay Government International Bond
144A 4.95% 4/28/31 #	200,000	234,500
		234,500
Peru — 0.15%
Peruvian Government International Bond
2.392% 1/23/26	200,000	213,000
		213,000
Philippines — 0.15%
Philippine Government International Bond
2.457% 5/5/30	200,000	220,051
		220,051
Qatar — 0.31%
Qatar Government International Bond
144A 3.40% 4/16/25 #	200,000	221,024
144A 4.00% 3/14/29 #	200,000	237,526
		458,550
Romania — 0.18%
Romanian Government International Bond
144A 3.00% 2/14/31 #	260,000	265,195
		265,195
Russia — 0.16%
Russian Foreign Bond - Eurobond
144A 4.25% 6/23/27 #	200,000	225,823
		225,823
Saudi Arabia — 0.15%
Saudi Government International Bond
144A 2.90% 10/22/25 #	200,000	214,526
		214,526

NQ-164 [7/20] 9/20 (1326013)    15

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Senegal — 0.13%
Senegal Government International Bond
144A 6.75% 3/13/48 #	200,000	$190,734
		190,734
South Africa — 0.12%
Republic of South Africa Government International Bond
5.75% 9/30/49	200,000	178,427
		178,427
Trinidad and Tobago — 0.14%
Trinidad & Tobago Government International Bond
144A 4.50% 6/26/30 #	200,000	197,150
		197,150
Turkey — 0.11%
Turkey Government International Bond
5.75% 5/11/47	200,000	159,111
		159,111
Uruguay — 0.08%
Uruguay Government International Bond
4.375% 1/23/31	100,000	122,781
		122,781
Uzbekistan — 0.16%
Republic of Uzbekistan Bond
144A 5.375% 2/20/29 #	200,000	227,050
		227,050
Total Sovereign Bonds (cost $4,633,812)		4,697,526

Supranational Banks — 0.28%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	200,000	204,984
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #	200,000	205,726
Total Supranational Banks (cost $399,972)		410,710

	Principal amount°	Value (US $)

US Treasury Obligations — 8.68%
US Treasury Bond 1.25% 5/15/50	185,000	$187,269
US Treasury Inflation Indexed Notes
0.125% 10/15/24	679,544	721,381
0.125% 1/15/30	5,650,382	6,272,269
0.125% 7/15/30	1,450,016	1,623,155
US Treasury Notes
0.25% 6/30/25	360,000	360,626
0.625% 5/15/30	3,440,000	3,468,420
Total US Treasury Obligations (cost $12,128,262)		12,633,120
	Number of shares
Short-Term Investments — 2.55%
Money Market Mutual Funds — 2.55%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.06%)	743,764	743,764
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.05%)	743,764	743,764
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.13%)	743,764	743,764
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.01%)	743,765	743,765
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.01%)	743,764	743,764
Total Short-Term Investments (cost $3,718,821)		3,718,821

Total Value of Securities—99.82% (cost $138,044,861)		145,382,064

16    NQ-164 [7/20] 9/20 (1326013)

(Unaudited)
Value (US $)

Receivables and Other Assets Net of Liabilities—0.18%★	$265,210
Net Assets Applicable to 13,394,636 Shares Outstanding—100.00%	$145,647,274
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2020, the aggregate value of Rule 144A securities was $41,821,978, which represents 28.71% of the Portfolio’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date.
ψ	No contractual maturity date.
>	PIK. 100% of the income received was in the form of cash.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
X	This loan will settle after July 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of origin.
★	Includes $60,031 cash collateral held for futures contracts as of July 31, 2020.
The following foreign currency exchange contracts and futures contracts were outstanding at July 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	EUR	1,250,000	USD	1,454,648	9/18/20	$19,377
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
142	US Treasury 5 yr Notes	$17,909,750	$17,816,899	9/30/20	$92,851	$—	$11,093
(69)	US Treasury 10 yr Notes	(9,665,391)	(9,592,236)	9/21/20	—	(73,155)	(4,313)
14	US Treasury 10 yr Ultra Notes	2,229,500	2,198,800	9/21/20	30,700	—	1,094
Total Futures Contracts			$10,423,463		$123,551	$(73,155)	$7,874
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Portfolio’s net assets.
Summary of abbreviations:
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
CD – Certificate of Deposit
CLO – Collateralized Loan Obligation
NQ-164 [7/20] 9/20 (1326013)    17

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
Summary of abbreviations: (continued)
DAC – Designated Activity Company
EUR – European Monetary Unit
FHAVA – Federal Housing Administration & Veterans Administration
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange
JPM – JPMorgan
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-Kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBD – To be determined
TD – Toronto-Dominion Bank
USD – US Dollar
yr – Year
18    NQ-164 [7/20] 9/20 (1326013)